Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Document Period End Date	Aug. 31, 2024
C000134652 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class 1
Trading Symbol	JLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX) returned 11.16% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation made the largest contribution | Positions in intermediate-term bond funds, which benefited from holdings in investment-grade corporates, were top contributors. Allocations to high-yield bond, bank loan, and dollar-denominated emerging market debt funds also contributed.
Equity allocation also contributed | Holdings in U.S. large cap, international large cap and mid cap stock funds were the leading contributors in equities.

TOP PERFORMANCE DETRACTORS
There were no detractors | At a time of positive performance for the financial markets, none of the fund’s holdings finished the period with a negative return.
Local-currency emerging-market debt | Although the fund had no detractors, a position in an emerging markets debt fund held in local currency, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	11.16%	3.31%	3.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Conservative Target Allocation Index	11.33%	3.30%	3.86%
John Hancock Lifestyle Conservative Index	10.97%	3.53%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 322,827,310
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,103,378
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$322,827,310
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,103,378
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.6%
Fixed income	34.3%
Equity	9.3%
Unaffiliated investment companies	46.9%
Fixed income	34.3%
Equity	12.6%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134653 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class A
Trading Symbol	JABJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class A/JABJX) returned 10.76% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation made the largest contribution | Positions in intermediate-term bond funds, which benefited from holdings in investment-grade corporates, were top contributors. Allocations to high-yield bond, bank loan, and dollar-denominated emerging market debt funds also contributed.
Equity allocation also contributed | Holdings in U.S. large cap, international large cap and mid cap stock funds were the leading contributors in equities.

TOP PERFORMANCE DETRACTORS
There were no detractors | At a time of positive performance for the financial markets, none of the fund’s holdings finished the period with a negative return.
Local-currency emerging-market debt | Although the fund had no detractors, a position in an emerging markets debt fund held in local currency, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	5.19%	2.01%	2.83%
Lifestyle Blend Conservative Portfolio (Class A/JABJX)—excluding sales charge	10.76%	3.06%	3.36%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Conservative Target Allocation Index	11.33%	3.30%	3.86%
John Hancock Lifestyle Conservative Index	10.97%	3.53%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 322,827,310
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,103,378
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$322,827,310
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,103,378
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.6%
Fixed income	34.3%
Equity	9.3%
Unaffiliated investment companies	46.9%
Fixed income	34.3%
Equity	12.6%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134660 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class R6
Trading Symbol	JLCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX) returned 11.20% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation made the largest contribution | Positions in intermediate-term bond funds, which benefited from holdings in investment-grade corporates, were top contributors. Allocations to high-yield bond, bank loan, and dollar-denominated emerging market debt funds also contributed.
Equity allocation also contributed | Holdings in U.S. large cap, international large cap and mid cap stock funds were the leading contributors in equities.

TOP PERFORMANCE DETRACTORS
There were no detractors | At a time of positive performance for the financial markets, none of the fund’s holdings finished the period with a negative return.
Local-currency emerging-market debt | Although the fund had no detractors, a position in an emerging markets debt fund held in local currency, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	11.20%	3.35%	3.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Conservative Target Allocation Index	11.33%	3.30%	3.86%
John Hancock Lifestyle Conservative Index	10.97%	3.53%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 322,827,310
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,103,378
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$322,827,310
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,103,378
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.6%
Fixed income	34.3%
Equity	9.3%
Unaffiliated investment companies	46.9%
Fixed income	34.3%
Equity	12.6%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134634 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class 1
Trading Symbol	JIIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX) returned 20.45% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large caps were the top contributor in equities | Holdings in international large cap and U.S. mid cap stock funds also helped results.

TOP PERFORMANCE DETRACTORS
There were no major detractors | At a time of positive performance for the financial markets, nearly all of the fund’s holdings finished the period with a positive return.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	20.45%	10.66%	8.47%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Aggressive Target Allocation Index	23.14%	12.57%	9.91%
John Hancock Lifestyle Aggressive Index	21.02%	11.25%	9.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 586,787,314
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,200,583
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$586,787,314
Total number of portfolio holdings	31
Total advisory fees paid (net)	$1,200,583
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.3%
Equity	57.9%
Fixed income	1.4%
Unaffiliated investment companies	39.3%
Equity	39.3%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134635 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class A
Trading Symbol	JABQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class A/JABQX) returned 19.95% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large caps were the top contributor in equities | Holdings in international large cap and U.S. mid cap stock funds also helped results.

TOP PERFORMANCE DETRACTORS
There were no major detractors | At a time of positive performance for the financial markets, nearly all of the fund’s holdings finished the period with a positive return.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	13.99%	9.27%	7.79%
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)—excluding sales charge	19.95%	10.40%	8.35%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Aggressive Target Allocation Index	23.14%	12.57%	9.91%
John Hancock Lifestyle Aggressive Index	21.02%	11.25%	9.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 586,787,314
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,200,583
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$586,787,314
Total number of portfolio holdings	31
Total advisory fees paid (net)	$1,200,583
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.3%
Equity	57.9%
Fixed income	1.4%
Unaffiliated investment companies	39.3%
Equity	39.3%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134642 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class R6
Trading Symbol	JIIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX) returned 20.46% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large caps were the top contributor in equities | Holdings in international large cap and U.S. mid cap stock funds also helped results.

TOP PERFORMANCE DETRACTORS
There were no major detractors | At a time of positive performance for the financial markets, nearly all of the fund’s holdings finished the period with a positive return.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	20.46%	10.71%	8.52%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Aggressive Target Allocation Index	23.14%	12.57%	9.91%
John Hancock Lifestyle Aggressive Index	21.02%	11.25%	9.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 586,787,314
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,200,583
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$586,787,314
Total number of portfolio holdings	31
Total advisory fees paid (net)	$1,200,583
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.3%
Equity	57.9%
Fixed income	1.4%
Unaffiliated investment companies	39.3%
Equity	39.3%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134661 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class 1
Trading Symbol	JLGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class 1/JLGOX) returned 18.44% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid cap stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a flat return.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	18.44%	8.98%	7.36%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderately Aggressive Target Allocation Index	20.40%	10.51%	8.59%
John Hancock Lifestyle Growth Index	18.94%	9.71%	8.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,286,301,408
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 3,180,481
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,286,301,408
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,180,481
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.6%
Equity	46.8%
Fixed income	7.8%
Unaffiliated investment companies	41.7%
Equity	34.9%
Fixed income	6.8%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134662 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class A
Trading Symbol	JABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class A/JABPX)	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class A/JABPX) returned 18.05% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid cap stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a flat return.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class A/JABPX)	12.19%	7.61%	6.69%
Lifestyle Blend Growth Portfolio (Class A/JABPX)—excluding sales charge	18.05%	8.72%	7.24%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderately Aggressive Target Allocation Index	20.40%	10.51%	8.59%
John Hancock Lifestyle Growth Index	18.94%	9.71%	8.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,286,301,408
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 3,180,481
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,286,301,408
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,180,481
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.6%
Equity	46.8%
Fixed income	7.8%
Unaffiliated investment companies	41.7%
Equity	34.9%
Fixed income	6.8%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134669 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class R6
Trading Symbol	JLGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class R6/JLGSX) returned 18.43% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid cap stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a flat return.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	18.43%	9.02%	7.40%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderately Aggressive Target Allocation Index	20.40%	10.51%	8.59%
John Hancock Lifestyle Growth Index	18.94%	9.71%	8.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,286,301,408
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 3,180,481
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,286,301,408
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,180,481
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.6%
Equity	46.8%
Fixed income	7.8%
Unaffiliated investment companies	41.7%
Equity	34.9%
Fixed income	6.8%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134643 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class 1
Trading Symbol	JIBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX) returned 15.90% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	15.90%	6.96%	6.04%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderate Target Allocation Index	17.71%	8.52%	7.38%
John Hancock Lifestyle Balanced Index	16.07%	7.38%	6.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,320,928,367
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 3,719,729
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,320,928,367
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,719,729
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.8%
Equity	34.4%
Fixed income	16.4%
Unaffiliated investment companies	42.7%
Equity	27.5%
Fixed income	15.2%
U.S. Government and Agency obligations	6.5%
U.S. Government	6.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134644 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class A
Trading Symbol	JABMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class A/JABMX) returned 15.47% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	9.67%	5.63%	5.37%
Lifestyle Blend Balanced Portfolio (Class A/JABMX)—excluding sales charge	15.47%	6.72%	5.91%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderate Target Allocation Index	17.71%	8.52%	7.38%
John Hancock Lifestyle Balanced Index	16.07%	7.38%	6.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,320,928,367
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 3,719,729
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,320,928,367
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,719,729
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.8%
Equity	34.4%
Fixed income	16.4%
Unaffiliated investment companies	42.7%
Equity	27.5%
Fixed income	15.2%
U.S. Government and Agency obligations	6.5%
U.S. Government	6.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134651 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class R6
Trading Symbol	JIBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX) returned 15.93% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	15.93%	7.02%	6.08%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderate Target Allocation Index	17.71%	8.52%	7.38%
John Hancock Lifestyle Balanced Index	16.07%	7.38%	6.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,320,928,367
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 3,719,729
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,320,928,367
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,719,729
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.8%
Equity	34.4%
Fixed income	16.4%
Unaffiliated investment companies	42.7%
Equity	27.5%
Fixed income	15.2%
U.S. Government and Agency obligations	6.5%
U.S. Government	6.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134670 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class 1
Trading Symbol	JLMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX) returned 13.37% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	13.37%	4.97%	4.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Moderately Conservative Target Allocation Index	14.23%	5.59%	5.36%
John Hancock Lifestyle Moderate Index	13.44%	5.35%	5.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 421,314,139
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,259,333
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$421,314,139
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,259,333
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	47.8%
Fixed income	25.6%
Equity	22.2%
Unaffiliated investment companies	44.6%
Fixed income	25.2%
Equity	19.4%
U.S. Government and Agency obligations	7.5%
U.S. Government	7.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134671 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class A
Trading Symbol	JABKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class A/JABKX) returned 12.96% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	7.32%	3.66%	4.06%
Lifestyle Blend Moderate Portfolio (Class A/JABKX)—excluding sales charge	12.96%	4.72%	4.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Moderately Conservative Target Allocation Index	14.23%	5.59%	5.36%
John Hancock Lifestyle Moderate Index	13.44%	5.35%	5.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 421,314,139
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,259,333
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$421,314,139
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,259,333
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	47.8%
Fixed income	25.6%
Equity	22.2%
Unaffiliated investment companies	44.6%
Fixed income	25.2%
Equity	19.4%
U.S. Government and Agency obligations	7.5%
U.S. Government	7.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134678 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class R6
Trading Symbol	JLMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX) returned 13.41% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	13.41%	5.01%	4.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Moderately Conservative Target Allocation Index	14.23%	5.59%	5.36%
John Hancock Lifestyle Moderate Index	13.44%	5.35%	5.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 421,314,139
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,259,333
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$421,314,139
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,259,333
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	47.8%
Fixed income	25.6%
Equity	22.2%
Unaffiliated investment companies	44.6%
Fixed income	25.2%
Equity	19.4%
U.S. Government and Agency obligations	7.5%
U.S. Government	7.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.